Presentation of Financial Statements and Significant Accounting Practices Adopted - Subsidiaries Included in Consolidated Financial Statements (Parenthetical) (Detail) - Estre USA [member]	12 Months Ended
Dec. 31, 2018
Direct subsidiaries included in consolidated financial statements [line items]
Percentage of direct interest	66.57%
Percentage of indirect interest	27.35%